Convertible loan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of changes in convertible debt

The following table summarizes the changes in the convertible debt instrument during the period ended December 31, 2021

	Host	Embedded derivative	Total
	loan	£	£

Balance at December 31, 2020	-	-	-
Loan notes issued in the period	3,540,349	2,744,109	6,284,458
Accrued interest	3,183,894	-	3,183,894
Fair value adjustment	-	4,181,545	4,181,545
Currency adjustment	81,967	-	81,967
Balance at December 30, 2021	6,806,210	6,925,654	13,731,864

Schedule of valuation assumption on convertible debt

The model inputs were as follows:
2021
Exercise price in USD	$4.82
Share price in USD	8.00
Time to maturity	1 to 7 months
Expected volatility	71% - 80%
Risk free interest rate (US treasury bond)	0.08%
Dividend yield	-
Probability, as at the reporting date, of IPO completion	75%